Securities purchased under agreements to resell - Summary of securities purchased under agreements to resell (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	R$ 6,627,409	R$ 9,490,090
Available portfolio
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	1,409,637	971,991
Available portfolio | National Treasury Notes
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	876,102	771,099
Available portfolio | Financial Treasury Bills
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	452,691	195,980
Available portfolio | National Treasury Bills
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	44,091	4,912
Available portfolio | Debentures
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	36,753	0
Collateral held
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	5,217,772	8,518,099
Collateral held | National Treasury Notes
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	4,241,353	6,753,689
Collateral held | National Treasury Bills
Summary of Securities Purchased Under Agreements to Resell [Line Items]
Securities purchased under agreements to resell	R$ 976,419	R$ 1,764,410